Revenue Recognition Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract With Customer, Liability [Line Items]
Contract with Customer, Liability - Beginning of Period	$ 1,397	$ 1,596
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Change in Measure of Progress	157	314
ContractLiabilityNoncashInterestExpenseSignificantFinancingObligation	13	16
Contract with Customer, Liability, Revenue Recognized	(352)	(451)
Contract with Customer, Liability - End of Period	1,215	1,397
Jackalope Gas Gathering Services LLC [Member]
Contract With Customer, Liability [Line Items]
Contract With Customer Liability Increase Decrease For Contract Deconsolidated	0	(52)
Brazos Permian II, LLC [Member]
Contract With Customer, Liability [Line Items]
Contract With Customer Liability Increase Decrease For Contract Deconsolidated	$ 0	$ (26)